Expense Example, No Redemption - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 70%	Nov. 29, 2024 USD ($)
Fidelity Advisor Asset Manager 70% - Class A
Expense Example, No Redemption:
1 Year	$ 664
3 Years	854
5 Years	1,060
10 Years	1,652
Fidelity Advisor Asset Manager 70% - Class C
Expense Example, No Redemption:
1 Year	171
3 Years	530
5 Years	913
10 Years	1,788
Fidelity Advisor Asset Manager 70% - Class M
Expense Example, No Redemption:
1 Year	466
3 Years	712
5 Years	976
10 Years	1,732
Fidelity Advisor Asset Manager 70% - Class I
Expense Example, No Redemption:
1 Year	68
3 Years	214
5 Years	373
10 Years	835
Fidelity Advisor Asset Manager 70% - Class Z
Expense Example, No Redemption:
1 Year	57
3 Years	179
5 Years	313
10 Years	$ 701